Leases - Rent Expense, Operating Leases (Details) $ in Thousands	12 Months Ended
Dec. 30, 2018 USD ($)
Operating Leased Assets [Line Items]
Total rent expense on operating leases	$ 18,507
Operating Expense
Operating Leased Assets [Line Items]
Minimum rent on real property	17,320
Additional rent based on percentage of sales	137
Restaurant rent expense	17,457
Pre-Opening Costs
Operating Leased Assets [Line Items]
Minimum rent on real property	507
General and Administrative Expense
Operating Leased Assets [Line Items]
Minimum rent on real property	$ 543